                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-21117
                                                      ---------

 O'Connor Fund of Funds: Long/Short Credit Strategies LLC (formerly, UBS Credit
                             Recovery Fund, L.L.C.)
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           299 Park Avenue, 29th Floor
                               New York, NY 10171
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              James M. Hnilo, Esq.
                UBS Alternative and Quantitative Investments LLC
                       One North Wacker Drive, 32nd Floor
                             Chicago, Illinois 60606
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 525-5000
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2011
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

                        O'CONNOR FUND OF FUNDS: LONG/SHORT CREDIT STRATEGIES LLC
                                     (FORMERLY UBS CREDIT RECOVERY FUND, L.L.C.)
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)

                                                                  March 31, 2011

                                                             REALIZED AND                                              DOLLAR AMOUNT
                                                              UNREALIZED                                               OF FAIR VALUE
                                                     % OF     GAIN/(LOSS)    INITIAL                       FIRST        FOR FIRST
                                                   MEMBERS'      FROM      ACQUISITION                    AVAILABLE     AVAILABLE
Investment Fund           COST        FAIR VALUE    CAPITAL  INVESTMENTS      DATE      LIQUIDITY (a)  REDEMPTION (b) REDEMPTION (b)
---------------------- ------------- ------------- --------  ------------  ----------- --------------- -------------- --------------
CONVERTIBLE ARBITRAGE

Waterstone Market
 Neutral
 Fund, L.P. (c)        $  18,000,000 $  19,390,514     5.09  $    732,393     7/1/2010    Quarterly
                       ------------- ------------- --------  ------------
  CONVERTIBLE
   ARBITRAGE SUBTOTAL  $  18,000,000 $  19,390,514     5.09% $    732,393

DIRECT LOANS/
 STRUCTURED FINANCE

European Special
 Opportunities
 Fund II, Ltd.,
 Class B (d)              12,509,535    13,853,026     3.64       700,502     2/1/2008       N/A
Indus Structured
 Finance Fund,
 L.P., Class A (e)        10,006,738     5,614,141     1.47       (80,263)    5/1/2007       N/A          6/30/2012      5,614,141
Marathon Distressed
 Subprime
 Fund, L.P. (c)            7,595,421    11,071,849     2.91     1,699,918     9/1/2007 Every 18 months
Marathon Structured
 Finance
 Fund, L.P. (f)            2,250,441     1,704,277     0.45        35,571    11/1/2004       N/A
Marathon Structured
 Finance
 Fund, L.P. (d)            2,945,527     3,334,390     0.87        79,873    11/1/2004       N/A
One William Street
 Capital
 Partners, L.P. (c)       14,176,025    17,669,962     4.64       610,836    12/1/2009    Quarterly
Styx Partners,
 L.P. (d)                 17,478,717    19,293,526     5.07       214,266     8/1/2002       N/A
                       ------------- ------------- --------  ------------
  DIRECT LOANS/
   STRUCTURED
   FINANCE SUBTOTAL    $  66,962,404 $  72,541,171    19.05% $  3,260,703

DISTRESSED/CREDIT

Cyan Warwick European
 Distressed &
 Special Situations
 Credit Fund LP            7,900,000     7,918,886     2.08        26,764     8/1/2010    Quarterly       9/30/2012      7,918,886
Marathon Special
 Opportunity
 Fund, L.P.                9,696,159    14,116,934     3.71       523,205    10/1/2002 Every 24 months
Marathon Special
 Opportunity
 Fund, L.P. (f)            4,288,201     4,667,589     1.23        28,008    10/1/2002       N/A
Marathon Special
 Opportunity
 Fund, L.P.
 (c),(d),(g)                 175,017       290,264     0.08        75,331    10/1/2002       N/A
Monarch Debt
 Recovery
 Fund, L.P. (c)            6,750,000    20,342,814     5.34     1,130,000    10/1/2002    Annually
Normandy Hill
 Fund, L.P. (c)           15,000,000    14,744,659     3.87        83,510     4/1/2010    Quarterly
                       ------------- ------------- --------  ------------
  DISTRESSED/CREDIT
   SUBTOTAL            $  43,809,377 $  62,081,146    16.31% $  1,866,818

DIVERSIFIED CREDIT

Ahab Partners, L.P. (d)    8,715,150     9,465,211     2.49       212,409     8/1/2002       N/A
Brevan Howard Credit
 Catalysts
 Fund, L.P. (c)           22,000,000    24,920,543     6.55       970,560     6/1/2010     Monthly
Brigade Leveraged
 Capital Structures
 Fund, L.P. (c)           21,826,694    28,114,221     7.38       974,906     2/1/2008    Quarterly
Camulos Partners,
 L.P. (d)                  2,976,627       648,498     0.17       (12,689)    2/1/2006       N/A
Canyon Value
 Realization
 Fund, L.P.
 (c),(f),(g)               2,084,882     2,817,374     0.74        12,511     8/1/2002       N/A
Chatham Asset
 Partners
 High Yield
 Fund, L.P. (c)           12,000,000    12,310,601     3.23       310,601     1/1/2011    Quarterly
Claren Road Credit
 Partners, L.P.,
 L Interest
 payable (f)               4,070,202     8,102,072     2.13     3,445,162    10/1/2006       N/A
Cyrus Opportunities
 Fund II, L.P. (f)           456,428       815,302     0.21        62,139     8/1/2002       N/A
Cyrus Opportunities
 Fund II, L.P. (d)           808,225       894,041     0.24       124,569     8/1/2002       N/A
GCA Credit
 Opportunity
 Fund, L.L.C. (c)         20,000,000    20,070,360     5.27        70,360     2/1/2011    Quarterly
Gracie Credit
 Opportunities
 Fund, L.L.C. (c)         25,000,000    26,655,454     7.00       435,222    11/1/2009    Quarterly
Harbinger Capital
 Partners
 Fund I, L.P.,
 Class L (f)                 118,968       511,650     0.13         4,548     8/1/2006       N/A
Harbinger Capital
 Partners Special
 Situations
 Fund, L.P. (d)            2,727,293     5,334,887     1.40      (313,084)    8/1/2006       N/A
Harbinger Capital
 Partners Special
 Situations
 Fund, L.P. (f)            1,328,967     1,045,354     0.27        (3,906)    8/1/2006       N/A
Harbinger Class
 PE Holdings
 (US) Trust (f)            4,947,928     3,225,270     0.85      (420,810)    8/1/2002       N/A
Knighthead Domestic
 Fund, L.P.               11,270,919    20,006,454     5.26       939,882     6/1/2008 Every 24 months
Redwood Domestic
 Fund, L.P.               10,000,000    17,392,340     4.57       992,070    10/1/2008 Every 24 months
Whitebox Hedged
 High Yield
 Fund, L.P. (d)              571,168       882,947     0.23        (9,077)    2/1/2004       N/A
Whitebox Hedged
 High Yield,
 Ltd. (d)                  2,493,804     2,441,727     0.64       (24,894)    9/1/2005       N/A
                       ------------- ------------- --------  ------------
  DIVERSIFIED CREDIT
   SUBTOTAL            $ 153,397,255 $ 185,654,306    48.76% $  7,770,479

                        O'CONNOR FUND OF FUNDS: LONG/SHORT CREDIT STRATEGIES LLC
                                     (FORMERLY UBS CREDIT RECOVERY FUND, L.L.C.)
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                                  March 31, 2011

                                                                           REALIZED AND
                                                                 % OF       UNREALIZED
                                                   UNREALIZED  MEMBERS'  GAIN/(LOSS) FROM
           EURO FX CONTRACTS                 COST  GAIN/(LOSS  CAPITAL     INVESTMENTS
-------------------------------------------  ----  ----------  --------  ----------------
Euro Foreign Currency Forward Contract (h)   $ --  $  (10,819)       --% $       (780,640)

                                                                        REALIZED AND
                                                            % OF         UNREALIZED
                                                           MEMBERS'   GAIN/(LOSS) FROM
    INVESTMENT FUND               COST       FAIR VALUE    CAPITAL      INVESTMENTS
---------------------------  -------------  -------------  --------   ----------------
Other Securities(i)                 34,452         35,955      0.01                  0
Redeemed Investment Funds               --             --        --         (1,527,806)
                             -------------  -------------  --------   ----------------
TOTAL                        $ 282,203,488  $ 339,692,273     89.22%  $     11,321,947
                             =============  =============  ========   ================

(a) Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.

(b)   Investment Funds with no dates or amounts can be redeemed in full.

(c)   Investment Funds categorized as Level 2 investments.

(d) The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

(e) The Investment Fund is a private equity position that is expected to be fully distributed to its investors over the next 48 months.

(f) A portion or all of the Fund's interests in the Investment Fund are held in side pockets which have restricted liquidity.

(g) The Investment Fund is expected to be fully liquidated within twelve months.

(h) The current fair value of the Euro foreign currency forward sale contract open with Morgan Stanley & Co. Incorporated is $(13,907,219) and the value on settlement date of June 30, 2011 is $(13,896,400).

(i) Securities received from in-kind distributions from Investment Funds which have been held for less than one year.

Complete information about the Investment Funds' underlying investments is not readily available.

The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing the Fund's investments are not necessarily an indication of the risk associated with investing in those investments. The Fund's valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds' compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The Fund's investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments where the Fund has the ability to redeem at net asset value as of the March 31, 2011 measurement date, or within one year of the measurement date. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem at net asset value within one year of the March 31, 2011 measurement date. There were no transfers between Level 1 and Level 2 at March 31, 2011.

                        O'CONNOR FUND OF FUNDS: LONG/SHORT CREDIT STRATEGIES LLC
                                     (FORMERLY UBS CREDIT RECOVERY FUND, L.L.C.)
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                                  MARCH 31, 2011

                                  ASSETS TABLE

                                   TOTAL FAIR VALUE
                                          AT
DESCRIPTION                         MARCH 31, 2011    LEVEL 1     LEVEL 2        LEVEL 3
---------------------------------  ----------------  --------  -------------  -------------
Convertible Arbitrage              $     19,390,514  $     --  $  19,390,514  $          --
Direct Loans/Structured Finance          72,541,171        --     28,741,811     43,799,360
Distressed/Credit                        62,081,146        --     35,377,737     26,703,409
Diversified Credit                      185,654,306        --    114,888,553     70,765,753
Other Securities                             35,955    35,955             --             --
                                   ----------------  --------  -------------  -------------
TOTAL ASSETS                       $    339,703,092  $ 35,955  $ 198,398,615  $ 141,268,522
                                   ----------------  --------  -------------  -------------

                               LIABILITIES TABLE

                                   TOTAL FAIR VALUE
                                          AT
DESCRIPTION                         MARCH 31, 2011    LEVEL 1     LEVEL 2        LEVEL 3
---------------------------------  ----------------  --------  -------------  -------------
Euro FX Contracts                  $        (10,819) $     --  $     (10,819) $          --
                                   ----------------  --------  -------------  -------------
TOTAL LIABILITIES                  $        (10,819) $     --  $     (10,819) $          --
                                   ----------------  --------  -------------  -------------

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                        CHANGE IN                             NET TRANSFERS
                                                       UNREALIZED                                   IN
                     BALANCE AS OF   REALIZED GAIN /  APPRECIATION/                           AND/OR (OUT) OF BALANCE AS OF
DESCRIPTION        DECEMBER 31, 2010     (LOSS)        DEPRECIATION  PURCHASES      SALES         LEVEL 3     MARCH 31, 2011
------------------ ----------------- ---------------  ------------- ----------- ------------  --------------- --------------
Direct Loans /     $      49,121,650 $       533,911  $     416,038 $        -- $ (6,272,239) $            -- $   43,799,360
  Structured
  Finance
Distressed Credit         12,531,703              --         54,772          --           --       14,116,934     26,703,409
Diversified Credit        52,318,990      (2,322,176)     3,637,842   1,633,416 $ (4,508,773)      20,006,454     70,765,753
                   ----------------- ---------------  ------------- ----------- ------------  --------------- --------------
Total              $     113,972,343 $    (1,788,265) $   4,108,652 $ 1,633,416 $(10,781,012) $    34,123,388 $  141,268,522
                   ----------------- ---------------  ------------- ----------- ------------  --------------- --------------

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of March 31, 2011 is $8,312,511.

The transfers into Level 3 investments in the amount of $34,123,388 are due to the liquidity of the underlying Investment Funds in relation to the change in the measurement date from December 31, 2010 to March 31, 2011.

                        O'CONNOR FUND OF FUNDS: LONG/SHORT CREDIT STRATEGIES LLC
                                     (FORMERLY UBS CREDIT RECOVERY FUND, L.L.C.)
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                                  MARCH 31, 2011

PORTFOLIO VALUATION

The Investment Fund in the convertible arbitrage category may simultaneously purchase or sell convertible securities and either buy or short sale the same issuer's common stock while maintaining a market neutral position. The Investment Fund within this strategy is generally subject to a 45 day redemption notice period and can be redeemed with no restrictions as of the measurement date.

The Investment Funds in the direct loans/structured finance strategy invest primarily in asset-based lending, real estate-structured finance transactions, distressed securities, subprime residential mortgage market and special situation investments. Investment Funds within this strategy are generally subject to 90 - 180 day redemption notice periods. Investment Funds representing approximately 60 percent of the fair value of the investments in this strategy are side pockets, liquidating trusts or private equity positions where the liquidation of assets is expected over the next 12 - 48 months. The remaining approximately 40 percent of the Investment Funds have either initial redemption dates commencing in the future (8 percent) or are available to be redeemed with no restrictions (32 percent), as of the measurement date.

The Investment Funds in the distressed/credit strategy invest primarily in securities of companies and government entities that are either in distress, already in default or under bankruptcy protection. Investment Funds within this strategy are generally subject to 90 - 180 day redemption notice periods. Investment Funds representing approximately 8 percent of fair value of the investments in this strategy are side pockets or liquidating trusts where the liquidation of assets is expected over the next 36 months. The remaining approximately 92 percent of the Investment Funds have either initial redemption dates commencing in the future (13 percent) or are available to be redeemed with no restrictions (79 percent), subject to the Investment Funds' liquidity terms, as of the measurement date. One Investment Fund, with a fair value of $14,116,934, transferred from Level 2 to Level 3 at the measurement date.

The Investment Funds in the diversified credit strategy invest primarily in long and short credit, event-driven and capital structure arbitrage strategies in the high-yield distressed and high grade corporate debt instruments and their derivatives. Investment Funds within this strategy are generally subject to 30 - 180 day redemption notice periods. Investment Funds representing approximately 19 percent of fair value of the investments in this strategy are side pockets or liquidating trusts where the liquidation of assets is expected over the next 48 months. The remaining approximately 81 percent of the Investment Funds are available to be redeemed with no restrictions, subject to the Investment Funds' liquidity terms, as of the measurement date. One Investment Fund, with a fair value of $20,006,454, transferred from Level 2 to Level 3 at the measurement date.

                        O'CONNOR FUND OF FUNDS: LONG/SHORT CREDIT STRATEGIES LLC
                                     (FORMERLY UBS CREDIT RECOVERY FUND, L.L.C.)
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                                  MARCH 31, 2011

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of March 31, 2011.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no such transfers for the period ended March 31, 2011. Please refer to the December 31, 2010 financial statements for full disclosure on the Fund's portfolio valuation methodology.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) O'Connor Fund of Funds: Long/Short Credit Strategies LLC (formerly,
             UBS Credit Recovery Fund, L.L.C.)

By (Signature and Title)*  /s/ William Ferri
                           ---------------------------------------------------
                           William Ferri, Principal Executive Officer

Date May 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ William Ferri
                           ---------------------------------------------------
                           William Ferri, Principal Executive Officer

Date May 20, 2011

By (Signature and Title)*  /s/ Robert Aufenanger
                           ---------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date May 20, 2011

* Print the name and title of each signing officer under his or her signature.